Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Preferred Shares Activities

The Company’s preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A-1 and A-2 preferred shares		Series B-1, B-2 and B-3 preferred shares		Series C-1, C-2, C-3, C-4 and C-5 preferred shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB
Balance as of December 31, 2015 and 2016	7,396,437	197,627,279	75,585,589	2,019,590,551	139,478,460	3,726,760,400
Conversion to Class A ordinary shares	(7,396,437)	(197,627,279)	(75,585,589)	(2,019,590,551)	(139,478,460)	(3,726,760,400)

Balance as of December 31, 2017	—	—	—	—	—	—